Investments - Available for sale fixed maturities and equity securities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	$ 30,058	$ 27,310
Fixed maturities, Available for sale, Fair Value	31,223	28,020
Equity securities, Available for sale, Amortized Cost	479	447
Equity securities, Available for sale, Fair Value	593	495
Total fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	30,058	27,310
Fixed maturities, Available for sale, Gross Unrealized, Gains	1,229	905
Fixed maturities, Available for sale, Gross Unrealized, Losses	(64)	(195)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	1,165	710
Fixed maturities, Available for sale, Fair Value	31,223	28,020
U.S. Government and government agencies
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	48	51
Fixed maturities, Available for sale, Gross Unrealized, Gains	1	2
Fixed maturities, Available for sale, Gross Unrealized, Losses	(3)	(3)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	(2)	(1)
Fixed maturities, Available for sale, Fair Value	46	50
States, municipalities and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	4,147	4,063
Fixed maturities, Available for sale, Gross Unrealized, Gains	190	155
Fixed maturities, Available for sale, Gross Unrealized, Losses	(12)	(42)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	178	113
Fixed maturities, Available for sale, Fair Value	4,325	4,176
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	11	12
Fixed maturities, Available for sale, Gross Unrealized, Gains	2	1
Fixed maturities, Available for sale, Gross Unrealized, Losses	0	0
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	2	1
Fixed maturities, Available for sale, Fair Value	13	13
Residential MBS
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	2,040	2,388
Fixed maturities, Available for sale, Gross Unrealized, Gains	259	216
Fixed maturities, Available for sale, Gross Unrealized, Losses	(2)	(7)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	257	209
Fixed maturities, Available for sale, Fair Value	2,297	2,597
Commercial MBS
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	835	1,304
Fixed maturities, Available for sale, Gross Unrealized, Gains	33	46
Fixed maturities, Available for sale, Gross Unrealized, Losses	0	(1)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	33	45
Fixed maturities, Available for sale, Fair Value	868	1,349
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	6,120	4,517
Fixed maturities, Available for sale, Gross Unrealized, Gains	130	37
Fixed maturities, Available for sale, Gross Unrealized, Losses	(13)	(35)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	117	2
Fixed maturities, Available for sale, Fair Value	6,237	4,519
Corporate and other
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	16,857	14,975
Fixed maturities, Available for sale, Gross Unrealized, Gains	614	448
Fixed maturities, Available for sale, Gross Unrealized, Losses	(34)	(107)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	580	341
Fixed maturities, Available for sale, Fair Value	17,437	15,316
Total equity securities
Schedule of Available-for-sale Securities [Line Items]
Equity securities, Available for sale, Amortized Cost	479	447
Equity securities, Available for sale, Gross Unrealized, Gains	124	58
Equity securities, Available for sale, Gross Unrealized, Losses	(10)	(10)
Equity securities, Available for sale, Net Unrealized, Gains (Losses)	114	48
Equity securities, Available for sale, Fair Value	593	495
Common stocks
Schedule of Available-for-sale Securities [Line Items]
Equity securities, Available for sale, Amortized Cost	366	391
Equity securities, Available for sale, Gross Unrealized, Gains	117	55
Equity securities, Available for sale, Gross Unrealized, Losses	(10)	(9)
Equity securities, Available for sale, Net Unrealized, Gains (Losses)	107	46
Equity securities, Available for sale, Fair Value	473	437
Perpetual preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Equity securities, Available for sale, Amortized Cost	113	56
Equity securities, Available for sale, Gross Unrealized, Gains	7	3
Equity securities, Available for sale, Gross Unrealized, Losses	0	(1)
Equity securities, Available for sale, Net Unrealized, Gains (Losses)	7	2
Equity securities, Available for sale, Fair Value	$ 120	$ 58